ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Studio City International Holdings Limited (“Studio City International”) is an exempted company with limited liability registered by way of continuation in the Cayman Islands, with its American depositary shares (“ADSs”) listed on the New York Stock Exchange under the symbol “MSC” in the United States of America.
Studio City International together with its subsidiaries (collectively referred to as the “Company”) currently operates the non-gaming operations
of Studio City, a cinematically-themed integrated resort in Cotai, Macau Special Administrative Region of the People’s Republic of China (“Macau”), and provides services pursuant to a casino contract to Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of Melco Resorts & Entertainment Limited (“Melco”), which holds the gaming concession in Macau, for the operations of the gaming area at Studio City (“Studio City Casino”). Melco’s ADSs are listed on the Nasdaq Global Select Market in the United States of America.
Studio City International authorized two classes of ordinary shares, the Class A ordinary shares and the Class B ordinary shares, in each case with a par value of $0.0001 each.

The Class A ordinary share and Class B ordinary share have the same rights, except that holders of the Class B ordinary shares do not have any right to receive dividends or distributions upon the liquidation or winding up of Studio City International or to otherwise share in profits and surplus assets. MCO Cotai Investments Limited, a subsidiary of Melco, through its ownership of the Class A ordinary shares, is the controlling shareholder of Studio City International. New Cotai, LLC (“New Cotai”), a private company organized in the United States of America, is the holder of all outstanding Class B ordinary shares which have only voting and no economic rights. New Cotai has a non-voting, non-shareholding economic participation interest (“Participation Interest”) in MSC Cotai Limited (“MSC Cotai”), a subsidiary of Studio City International, which entitles New Cotai to receive from MSC Cotai an amount equal to a certain percentage of the amount of any distribution, dividend or other consideration paid by MSC Cotai to Studio City International, subject to adjustments, exceptions and conditions as set out in the participation agreement (the “Participation Agreement”) entered into by MSC Cotai, New Cotai and Studio City International in 2018 (the “MSC Cotai’s Distribution”). The Participation Agreement also provides that New Cotai is entitled to exchange all or a portion of its Participation Interest for a number of Class A ordinary shares subject to adjustments, exceptions and conditions as set out in the Participation Agreement and a proportionate number of Class B ordinary shares will be deemed surrendered and automatically cancelled for no consideration as set out in the Participation Agreement when New Cotai exchanges all or a portion of the Participation Interest for Class A ordinary shares. As of December 31, 2022 and 2021, the Participation Interest entitled New Cotai to receive from MSC Cotai an amount equal to approximately
9.4% and 19.6% of the MSC Cotai’s Distribution, respectively.
As of December 31, 2022 and 2021, Melco International Development Limited, a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.

(b)	Recent Developments Related to COVID-19 and Other Business Operation
The disruptions to the Company’s business caused by the
COVID-19
 outbreak continue
d
to have a material effect on its financial condition and operations during 2022.

The Company’s operations
were
significantly impacted by travel restrictions and quarantine requirements as imposed by the governments of Macau, Hong Kong and the People’s Republic of China (the “PRC”)
 during
 2022
.

A stream of
COVID-19
outbreaks in the PRC in the first half of 2022 led to a tightening of border controls for entry from Guangdong province. In June 2022, the resurgence of
COVID-19
cases in Macau led to citywide mandatory testing and strict travel restrictions and requirements implemented to enter and exit Macau. On June 23, 2022, the Macau government issued a mandatory closure order for entertainment and leisure venues, with casinos and gaming areas excluded. During the period from July 11, 2022 to July 22, 2022, such mandatory closure order was further extended to almost all entities including gaming. Studio City Casino was closed for 12 days and resumed operations on July 23, 2022. From August 2, 2022, all closure orders were lifted but health-related precautionary measures remained in place. The validity of nucleic acid tests to enter Macau varied from time to time. Since September 1, 2022, certain non-Macau
resident individuals who are not residents of Taiwan, Hong Kong, and the PRC became eligible to enter Macau without prior approval provided they comply with certain conditions imposed by the Macau government, subject to valid nucleic acid tests, and, from November 12, 2022, a five-day
quarantine at a government designated facility and a
three-day
home quarantine period. On November 1, 2022, China’s National Immigration Administration commenced electronic processing of visa applications for individual or group travel to Macau. Since January 8, 2023, travelers arriving in Macau from Taiwan, Hong Kong and the PRC were no longer required to present negative nucleic acid tests. From February 27, 2023, masks were
 not required in outdoor places. However, masks are still required on public transportation (except taxis) and in certain indoor areas. The requirement to wear masks was waived in most private indoor areas by their operators or supervisory entities.
While quarantine-free travel to and from the PRC has resumed and pandemic measures eased significantly, the pace of recovery from COVID-19 related disruptions remains highly uncertain.
As announced by Studio City International in May 2022, the Macau government granted a further extension of the development period under the Studio City land concession to June 30, 2023. The first stage opening of Studio City Phase 2 is expected to be in the second quarter of 2023, with the second stage opening expected in the third quarter of 2023.
The Company is currently unable to reasonably estimate the financial impact to its future results of operations, cash flows and financial condition from these disruptions.
As of December 31, 2022, the Company had cash and cash equivalents of $509,523 and available unused borrowing capacity under the 2016 SC Revolving Credit Facility (as defined in Note 10) of Hong Kong dollars (“HK$”) 233,000 (equivalent to $29,835), subject to the satisfaction of certain conditions precedent.
The Company has taken various mitigating measures to manage through the

COVID-19
outbreak challenges, such as implementing cost reduction programs to minimize cash outflows for non-essential
items, rationalizing the Company’s capital expenditure programs with deferrals and reductions and raising additional capital through debt and equity offerings.
The Company believes it will be able to support continuing operations and capital expenditures for at least twelve months after the date that these consolidated financial statements are issued.

(c)	Macau Gaming Subconcession and Concession Contract
On September 8, 2006, Melco Resorts Macau entered into a subconcession contract to operate its gaming business in Macau, which expired on June 26, 2022. This subconcession contract was extended to December 31, 2022 by order of the Macau Chief Executive under the Macau gaming law pursuant to an amendment agreement entered into by Melco Resorts Macau on June 23, 2022. Such extension coincided with the extended expiration date of all the other concessions and subconcessions in Macau.
On December 16, 2022, the Macau government awarded a ten-year concession to operate games of fortune and chance in casinos in Macau (the “Concession”) to Melco Resorts Macau. The term of the Concession commenced on January 1, 2023 and ends on December 31, 2032. Under the Concession, Melco Resorts Macau is authorized to operate the Studio City Casino.
On December 30, 2022, in accordance with the obligations under letter of undertakings dated June 23, 2022, Melco Resorts Macau and Studio City Developments Limited (“Studio City Developments”), a subsidiary of Studio City International, which holds the land lease right for the property on which Studio City Casino is located, executed a public deed pursuant to which the gaming and gaming support areas comprising the Studio City Casino with an area
 o
f
28,784.3
square meters, and related gaming equipment and utensils (collectively as referred to the “Reversion Assets”), reverted to the Macau government, without compensation and free and clear from any charges or encumbrances, at the expiration of the subconcession in accordance with the Macau gaming law. Under the terms of the Macau gaming law and the Concession, effective as of January 1, 2023, the Reversion Assets have been transferred by the Macau government to Melco Resorts Macau for use in its operations during the Concession for a fee of MOP
0.75
per square meter of the casino for years
1
to
3
of the Concession, subject to a consumer price index increase in years
2
and
3
of the Concession. The fee will increase to MOP
2.5
per square meter of the casino for years
4
to
10
of the Concession, subject to a consumer price index increase in years
5
to
10
of the Concession.

Melco Resorts Macau and Studio City Entertainment Limited (“Studio City Entertainment”), a subsidiary of Studio City International, entered into a services and right to use agreement on May 11, 2007, as amended on June 15, 2012, together with related agreements (the “Services and Right to Use Arrangements”), under which Melco Resorts Macau agreed to operate the Studio City Casino since the Company does not hold a gaming concession in Macau. These arrangements were amended on June 23, 2022 (the “Studio City Casino Agreement”) to align such agreement with the enacted amendments to the Macau gaming law. In addition, certain conditions imposed by the Macau government relating to the previously existing agreement, including in relation to shareholding requirements for certain direct and indirect shareholders of Studio City Entertainment, are no longer applicable.